BASIC AND DILUTED LOSS PER SHARE (Schedule of Basic and Diluted Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic and diluted earnings per share [abstract]
Loss attributable to equity holders of the Company		$ 10,795	$ 10,304	$ 11,197
Income from change in fair value of financial liabilities at fair value			135
Loss used for the computation of diluted loss per share		$ 10,795	$ 10,439	$ 11,197
Weighted average number of ordinary shares used in the computation of basic loss per share	[1]	12,146,729	7,955,447	4,490,720
Add: Weighted average number of additional shares issuable upon the assumed conversion/exercise of preferred shares and warrants to issue preferred shares and shares			27,955
Weighted average number of ordinary shares used in the computation of diluted loss per share	[1]	12,146,729	7,983,402	4,490,720
Basic loss per ordinary share	[1]	$ 0.89	$ 1.30	$ 2.49
Diluted loss per ordinary share	[1]	$ 0.89	$ 1.31	$ 2.49

[1]	Retroactively adjusted due to ordinary shares split, see note 11.